Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 6,479	$ 2,739
Short-term bank deposits	6,795	8,714
Marketable securities	1,916	4,352
Accounts receivable, net:
Trade	3,082	2,130
Other	577	560
Prepaid expenses	224	209
Inventories	4	4
Total current assets	19,077	18,708
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities	129	105
Long-term bank deposits	0	98
Severance pay fund	1,725	1,439
Deferred income taxes	36	34
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	167	164
RIGHT-OF-USE ASSETS, net of accumulated depreciation	1,290	0
INTANGIBLE ASSETS, net of accumulated amortization	761	0
GOODWILL	7,910	5,430
Total assets	31,095	25,978
Accounts payable and accruals:
Trade	2,066	147
Other	2,048	1,501
Current maturities of lease liabilities	292	0
Deferred revenues	1,892	1,788
Total current liabilities	6,298	3,436
LONG-TERM LIABILITIES:
Deferred revenues	103	43
Lease liabilities, net of current maturities	983	0
Accrued severance pay	1,775	1,517
Total liabilities	9,159	4,996
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 88,000,000 shares at December 31, 2019 and 2018; Issued: 21,660,010 shares at December 31, 2019 and 2018; Outstanding: 19,896,326 and 19,439,218 shares at December 31, 2019 and 2018, respectively	54	54
Additional paid-in capital	27,050	26,404
Accumulated other comprehensive loss	(884)	(877)
Accumulated deficit	(3,080)	(3,084)
Treasury shares - 1,763,684 and 2,220,792 shares at December 31, 2019 and 2018, respectively	(1,204)	(1,515)
Total shareholders' equity	21,936	20,982
Total liabilities and shareholders' equity	$ 31,095	$ 25,978